Trading Advisors and the Trading Companies	12 Months Ended
Dec. 31, 2015
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Trading Advisors and the Trading Companies
6.	Trading Advisors and the Trading Companies:

Ceres retains certain commodity trading advisors to make all trading decisions for the Trading Companies. The Trading Advisors and their strategies for each Trading Company as of December 31, 2015 and 2014 are as follows:

LV

Trading Company	Trading Advisor	Strategy

Augustus I, LLC	GAM	Global Rates Program – Futures/FX Only

TT II, LLC	Transtrend	Enhanced Risk Profile (USD) of Diversified Trend Program

Boronia I, LLC	Boronia	Boronia Diversified Program

Meritage

Trading Company	Trading Advisor	Strategy

Altis I, LLC	Altis	Global Futures Program

Aspect I, LLC	Aspect	Aspect Diversified Program

Augustus I, LLC	GAM	Global Rates Program – Futures/FX Only

BHM I, LLC	Blenheim	Global Markets Strategy Program (Futures/FX)

Boronia I, LLC	Boronia	Boronia Diversified Program

TT II, LLC	Transtrend	Enhanced Risk Profile (USD) of Diversified Trend Program

At December 31, 2015, LV’s investment in the Trading Companies represented approximately: Augustus I, LLC 43.3%; TT II, LLC 37.9%; and Boronia I, LLC 18.8% of the total investments of LV, respectively.

At December 31, 2014, LV’s investment in the Trading Companies represented approximately: Augustus I, LLC 38.3%; TT II, LLC 32.7%; and Boronia I, LLC 29.0% of the total investments of LV, respectively.

At December 31, 2015, Meritage’s investment in the Trading Companies represented approximately: Augustus I, LLC 21.8%; Aspect I, LLC 16.4%; Altis I, LLC 14.7%; BHM I, LLC 1.9%;TT II, LLC 19.0%; and Boronia I, LLC 26.2% of the total investments of Meritage, respectively.

At December 31, 2014, Meritage’s investment in the Trading Companies represented approximately: Augustus I, LLC 16.8%; Aspect I, LLC 9.6%; Altis I, LLC 13.5%; BHM I, LLC 17.2%; TT II, LLC 13.7%; and Boronia I, LLC 29.2% of the total investments of Meritage, respectively.

The performance of each Partnership is directly affected by the performance of the Trading Companies.

Effective December 31, 2014, Ceres terminated the advisory agreement among the General Partner, Rotella and Rotella I, LLC, pursuant to which Rotella traded a portion of Rotella I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Rotella ceased all Futures Interests trading on behalf of Rotella I, LLC (and, indirectly, the Partnerships).

Effective June 30, 2014, Ceres terminated the advisory agreement among the General Partner, Kaiser and Kaiser I, LLC, pursuant to which Kaiser traded a portion of Kaiser I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Kaiser ceased all Futures Interests trading on behalf of Kaiser I, LLC (and, indirectly, the Partnerships).

Effective March 31, 2014, Ceres terminated the advisory agreement among the General Partner, Winton and WNT I, LLC, pursuant to which Winton traded a portion of WNT I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Winton ceased all Futures Interests trading on behalf of WNT I, LLC (and, indirectly, the Partnerships).

Effective October 31, 2013, Ceres terminated the advisory agreement among AHL I, LLC , the General Partner and Man-AHL, pursuant to which Man-AHL traded a portion of AHL I, LLC’s (and, indirectly, Meritage’s) assets in Futures Interests. Consequently, Man-AHL ceased all Futures Interest trading on behalf of AHL I, LLC (and, indirectly, Meritage).

Effective June 30, 2013, Ceres terminated the management agreement among the General Partner, Chesapeake and Chesapeake I, LLC, pursuant to which Chesapeake traded a portion of Chesapeake I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Chesapeake ceased all Futures Interest trading on behalf of Chesapeake I, LLC (and, indirectly, the Partnerships).

Effective January 31, 2013, Ceres terminated the advisory agreement among the General Partner, GLC and GLC I, LLC, pursuant to which GLC traded a portion of GLC I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently GLC ceased all Futures Interests trading on behalf of GLC I, LLC (and, indirectly, the Partnerships).

Effective January 1, 2013, Boronia was added as a trading advisor to LV.

Compensation to the Trading Advisors by the Trading Companies consists of a management fee and an incentive fee as follows:

Management Fee. Each Trading Company pays its Trading Advisor a monthly management fee based on a percentage of net assets allocated to each Trading Company as of the first day of each month.

Altis I, LLC

Altis I, LLC pays Altis a monthly fee equal to 1/12th of 1.25% (a 1.25% annual rate).

Aspect I, LLC

Aspect I, LLC pays Aspect a monthly fee equal to 1/12th of 1.5% (a 1.5% annual rate).

BHM I, LLC

BHM I, LLC pays Blenheim a monthly fee equal to 1/12th of 2% (a 2% annual rate).

Augustus I, LLC

Augustus I, LLC pays GAM a monthly fee equal to 1/12th of 1.5% (a 1.5% annual rate).

TT II, LLC

Effective November 1, 2015, the advisory agreement among TT II, LLC, Ceres and Transtrend was amended to decrease the management fee percentage to 1/12th of 1.00% (a 1.00% annual rate) of the net assets as of the first day of each month. Effective October 1, 2014, the advisory agreement among the TT II, LLC, Ceres and Transtrend was amended to decrease the management fee percentage to 1/12th of 1.25% (a 1.25% annual rate) of the net assets as of the first day of each month. Effective January 1, 2014, the advisory agreement among the TT II, LLC, Ceres and Transtrend was amended to decrease the management fee percentage to 1/12th of 1.50% of the net assets as of the first day of the month if the net assets as of the first day of the month were less than $400,000,000 and 1/12th of 1.25% of the net assets as of the first day of the month if the net assets as of the first day of the month were equal to or greater than $400,000,000. Prior to January 1, 2014, the TT II, LLC accrued and paid Transtrend a monthly management fee equal to 1/12th of 2.00% of the net assets as of the first day of the month if the net assets as of the first day of the month were less than $400,000,000 and 1/12th of 1.75% of the net assets as of the first day of the month if the net assets as of the first day of the month were equal to or greater than $400,000,000.

Boronia I, LLC

Effective January 1, 2015, the management fee percentage paid to Boronia was changed to 1/12th of 1.5% (a 1.5% annual rate) of the assets as of the first day of the month. For the period from January 1, 2013 to December 31, 2014, the Trading Company accrued and paid to Boronia a monthly management fee equal to 1/12th of (3.0% if the beginning net assets is less than or equal to US$60 million; 1.875% if the beginning net assets is greater than US$60 million and less than or equal to US$120 million; or 1.50% if the beginning net assets is greater than $120 million) based on the Trading Company’s beginning net assets plus additions less withdrawals (as of the beginning of the month).

Incentive Fee. As of December 31, 2015, each Trading Company pays each Trading Advisor a quarterly incentive fee equal to 20% of the trading profits earned by the applicable Trading Company. To the extent that an Advisor incurs a loss for a Partnership, the Advisor will not be paid incentive fees until the Advisor recovers the net loss incurred and earns additional new trading profits for the respective Partnership. Such fee is accrued on a monthly basis.

Trading profits represent the amount by which profits from Futures Interests trading exceed losses after management fees and administrative fees are deducted. When a Trading Advisor experiences losses with respect to net assets as of the end of a calendar quarter, the Trading Advisor must recover such losses before that Trading Advisor is eligible for an incentive fee in the future.

For all Trading Companies, contributions and withdrawals are permitted on a monthly basis. As of December 31, 2015 and 2014, there have been no suspended redemptions, “lock up” periods or gate provisions imposed before a withdrawal can be made by each Partnership.

Fair Value of Financial Instruments. The carrying value of the assets and liabilities presented in the Trading Companies’ Statements of Financial Condition that qualify as financial instruments under the FASB ASC 825, “Financial Instruments,” approximates the fair value due to the short term nature of such balances.

Foreign Currency Transactions and Translation. The Trading Companies’ functional currency is the U.S. dollar; however, the Trading Companies may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Trading Companies’ Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in net change in unrealized gains (losses) on open contracts in the Trading Companies’ Statements of Income and Expenses.

Brokerage, Clearing and Transaction Fees. Each Trading Company accrues and pays brokerage, clearing and transaction fees to MS&Co. Brokerage fees and transaction costs are paid as they are incurred on a half-turn basis at 100% of the rates MS&Co. charges retail commodity customers and parties that are not clearinghouse members. In addition, the Trading Companies pay transactional and clearing fees as they are incurred.

Trading Company Administrative Fee. Each Trading Company pays Ceres a monthly fee to cover all administrative and operating expenses (the “Trading Company Administrative Fee”). The monthly Trading Company Administrative Fee is equal to 1/12th of 0.35% (a 0.35% annual rate) of the beginning of the month net assets of each Trading Company allocated to the Partnerships.

Summarized information reflecting the Partnerships’ investment in, and the Partnerships’ pro-rata share of the results of operations of the Trading Companies as of December 31, 2015 and 2014 is shown in the following tables.

LV

	December 31, 2015		For the Year Ended December 31, 2015
	% of LV’s Partners’ Capital	Fair Value	LV’s pro-rata share of Net Income (Loss)	LV’s pro-rata share of Management Fees	LV’s pro-rata share of Incentive Fees	LV’s pro-rata share of Administrative Fees	Investment Objective	Redemptions Permitted
Augustus I, LLC	43.48	$4,737,959	$76,552	$77,280	$9,901	$18,033	Commodity Portfolio	Monthly
Boronia I, LLC	18.85	2,053,736	(345,264)	59,582	38,676	13,902	Commodity Portfolio	Monthly
TT II, LLC	38.06	4,146,935	35,532	37,900	47,546	11,106	Commodity Portfolio	Monthly

LV

	December 31, 2014		For the Year Ended December 31, 2014
	% of LV’s Partners’ Capital	Fair Value	LV’s pro-rata share of Net Income (Loss)	LV’s pro-rata share of Management Fees	LV’s pro-rata share of Incentive Fees	LV’s pro-rata share of Administrative Fees	Investment Objective	Redemptions Permitted
Augustus I, LLC	29.64	$3,935,697	$160,360	$58,939	$25,153	$13,752	Commodity Portfolio	Monthly
Boronia I, LLC	22.41	2,976,216	523,865	47,139	130,966	8,799	Commodity Portfolio	Monthly
TT II, LLC	25.28	3,356,258	601,930	47,124	61,805	13,195	Commodity Portfolio	Monthly
Kaiser I, LLC (a)	—	—	(222,158)	19,534	—	3,419	Commodity Portfolio	Monthly
Rotella I, LLC	—	—	252,994	36,089	64,058	12,631	Commodity Portfolio	Monthly
WNT I, LLC (b)	—	—	(79,472)	14,154	—	3,303	Commodity Portfolio	Monthly

Meritage

	December 31, 2015		For the Year Ended December 31, 2015
	% of Meritage’s Partners’ Capital	Fair Value	Meritage’s pro-rata share of Net Income (Loss)	Meritage’s pro-rata share of Management Fees	Meritage’s pro-rata share of Incentive Fees	Meritage’s pro-rata share of Administrative Fees	Investment Objective	Redemptions Permitted
Augustus I, LLC	21.90	$2,961,238	$55,891	$51,376	$6,848	$11,987	Commodity Portfolio	Monthly
Altis I, LLC	14.77	1,997,333	7,510	25,891	4,733	7,250	Commodity Portfolio	Monthly
Aspect I, LLC	16.54	2,236,814	198,073	27,839	50,956	6,495	Commodity Portfolio	Monthly
Boronia I, LLC	26.34	3,561,122	(436,447)	84,686	50,937	19,760	Commodity Portfolio	Monthly
BHM I, LLC	1.94	262,690	(352,651)	28,333	—	4,959	Commodity Portfolio	Monthly
TT II, LLC	19.07	2,577,974	46,056	25,588	35,321	7,491	Commodity Portfolio	Monthly

Meritage

	December 31, 2014		For the Year Ended December 31, 2014
	% of Meritage’s Partners’ Capital	Fair Value	Meritage’s pro-rata share of Net Income (Loss)	Meritage’s pro-rata share of Management Fees	Meritage’s pro-rata share of Incentive Fees	Meritage’s pro-rata share of Administrative Fees	Investment Objective	Redemptions Permitted
Augustus I, LLC	14.97	$2,735,812	$100,495	$36,234	$19,874	$8,454	Commodity Portfolio	Monthly
Altis I, LLC	12.05	2,202,861	233,896	26,258	—	7,352	Commodity Portfolio	Monthly
Aspect I, LLC	8.54	1,561,147	349,503	20,490	48,586	4,781	Commodity Portfolio	Monthly
Boronia I, LLC	25.94	4,740,671	805,216	66,516	201,304	12,416	Commodity Portfolio	Monthly
BHM I, LLC	15.30	2,796,732	49,441	68,725	—	12,027	Commodity Portfolio	Monthly
TT II, LLC	12.22	2,233,568	401,105	28,323	53,555	7,931	Commodity Portfolio	Monthly
WNT I, LLC (c)	—	—	(35,771)	7,165	41	1,672	Commodity Portfolio	Monthly
Kaiser I, LLC (d)	—	—	(245,587)	22,109	—	3,869	Commodity Portfolio	Monthly
Rotella I, LLC	—	—	184,435	22,137	46,368	7,748	Commodity Portfolio	Monthly

(a)	From January 1, 2014 through June 30, 2014, the date LV fully redeemed its interest in Kaiser I, LLC.
(b)	From January 1, 2014 through March 31, 2014, the date LV fully redeemed its interest in WNT I, LLC.
(c)	From January 1, 2014 through March 31, 2014, the date Meritage fully redeemed its interest in WNT I, LLC.
(d)	From January 1, 2014 through June 30, 2014, the date Meritage fully redeemed its interest in Kaiser I, LLC.